Schedule of Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities (Parenthetical) (Details) - CAD ($) $ in Millions	Oct. 31, 2023	Nov. 01, 2022	Oct. 31, 2022	Nov. 01, 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivatives	$ 87,382		$ 103,873
Derivatives (Note 4)	71,640		91,133
Level 3 of fair value hierarchy [member] | Netted Derivatives [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivatives	22	$ 50	50	$ 47
Derivatives (Note 4)	$ 176	$ 234	$ 234	$ 179